CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings/(Accumulated Deficit)	Total
Beginning balance, shares at Dec. 31, 2018	2,725,039
Beginning balance, amount at Dec. 31, 2018	$ 2,725	$ 5,036,213	$ (38,932)	$ 5,000,006
Change in value of common stock subject to possible redemption, shares	119,375
Capital contribution to Trust Account to extend the date by which the company is required to consummate a business combination		280,000		280,000
Net income			408,427	408,427
Ending balance, shares at Dec. 31, 2019	2,844,414
Ending balance, amount at Dec. 31, 2019	$ 2,844	4,627,662	369,495	5,000,001
Change in value of common stock subject to possible redemption, shares	(128,386)
Change in value of common stock subject to possible redemption, amount	$ (128)	(1,497,349)		(1,497,477)
Redemption of share related to extension proxy vote, shares	(27,786)
Redemption of share related to extension proxy vote, amount	$ (28)	(299,225)		(299,253)
Net income			(434,412)	(434,412)
Ending balance, shares at Dec. 31, 2020	2,688,242
Ending balance, amount at Dec. 31, 2020	$ 2,688	$ 2,831,088	$ (64,917)	$ 2,768,859